UNAUDITED QUARTERLY DATA (10K)	12 Months Ended
Jun. 30, 2016
Quarterly Financial Data [Abstract]
UNAUDITED QUARTERLY DATA
20. UNAUDITED QUARTERLY DATA

	UNAUDITED
YEAR ENDED JUNE 30, 2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year

Revenues	$16,600	$18,503	$20,361	$21,944	$77,408

Gross profit	$5,047	$5,483	$5,672	$5,783	$21,985

Operating income (loss)	$112	$594	$(595)	$(1,578)	$(1,467)

Net income (loss)	$360	$(874)	$(5,420)	$(872)	$(6,806)

Cumulative preferred dividends	$(334)	$-	$(334)	$-	$(668)

Net income (loss) applicable to common shares	$26	$(874)	$(5,754)	$(872)	$(7,474)

Net earnings (loss) per common share:
Basic	$0.00	$(0.02)	$(0.16)	$(0.02)	$(0.21)

Diluted	$0.00	$(0.02)	$(0.16)	$(0.02)	$(0.21)

Weighted average number of common shares outstanding:
Basic	35,848,395	35,909,933	36,161,626	37,325,681	36,309,047

Diluted	36,487,879	35,909,933	36,161,626	37,325,681	36,309,047

	UNAUDITED
YEAR ENDED JUNE 30, 2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year

Revenues	$12,253	$12,821	$15,358	$17,645	$58,077

Gross profit	$3,135	$3,733	$5,146	$4,809	$16,823

Operating income (loss)	$(667)	$51	$731	$(355)	$(240)

Net income (loss)	$(61)	$(261)	$(567)	$(200)	$(1,089)

Cumulative preferred dividends	$(334)	$-	$(334)	$-	$(668)

Net income (loss) applicable to common shares	$(395)	$(261)	$(901)	$(200)	$(1,757)

Net earnings (loss) per common share
Basic	$(0.01)	$(0.01)	$(0.03)	$(0.01)	$(0.05)

Diluted	$(0.01)	$(0.01)	$(0.03)	$(0.01)	$(0.05)

Weighted average number of common shares outstanding:
Basic	35,651,732	35,716,848	35,747,979	35,761,370	35,719,211

Diluted	35,651,732	35,716,848	35,747,979	36,206,934	35,719,211